Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 686,676	$ 892,518	$ 928,388
Prepaid expenses	161,304	112,675	293,423
Total current assets	847,980	1,005,193	1,221,811
Cash and investments held in Trust Account	354,264,460	350,437,823	345,000,000
Total Assets	355,112,440	351,443,016	346,221,811
Current liabilities:
Accounts payable	1,637	8,735	93,876
Accrued expenses	5,000		5,000
Accrued expenses - related parties	40,133	37,530	42,915
Franchise tax payable	150,000	5,480
Income tax payable		44,449
Total current liabilities	196,770	96,194	141,791
Deferred underwriting commissions	12,075,000	12,075,000	12,075,000
Total liabilities	12,271,770	12,171,194	12,216,791
Commitments
Stockholders' Equity:
Preferred stock, value
Additional paid-in capital			5,215,674
Retained earnings	4,999,075	4,999,032	(216,687)
Total stockholders' equity	5,000,010	5,000,002	5,000,010
Total Liabilities and Stockholders' Equity	355,112,440	351,443,016	346,221,811
Class A Common Stock [Member]
Current liabilities:
Class A common stock, value	337,840,660	334,271,820	329,005,010
Stockholders' Equity:
Common stock, value	72	107	160
Total stockholders' equity	72	107	160
Class F Common Stock [Member]
Stockholders' Equity:
Common stock, value	863	863	863
Total stockholders' equity	$ 863	$ 863	$ 863